JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)

SEPARATE ACCOUNT H

JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK

SEPARATE ACCOUNT A

Supplement dated August 24, 2026 to PROSPECTUSES dated April 27, 2026

This Supplement applies to GIFL ROLLOVER VARIABLE ANNUITY, GIFL SELECT IRA ROLLOVER VARIABLE ANNUITY, VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE 4 VARIABLE ANNUITY, VENTURE 4 SERIES VARIABLE ANNUITY, VENTURE 7 SERIES VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, VENTURE VANTAGE® VARIABLE ANNUITY, VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY, WEALTHMARK ML3 VARIABLE ANNUITY Contracts issued by John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York (the “Contracts”). It supplements the prospectus dated April 27, 2026 for the Contract you purchased (the “Annuity Prospectus”). This Supplement must be preceded or accompanied by the Annuity Prospectus for your Contract. Please retain it for future reference.

You should read this Supplement together with the Annuity Prospectus and retain all documents for future reference. We define certain terms in this Supplement. If a term is not defined in this Supplement, it has the meaning given to it in the Annuity Prospectus. If you would like another copy of the Annuity Prospectus please contact our Annuities Service Center at 1-800-344-1029 to request a free copy. You may also visit our website at johnhancock.com/annuities.

Portfolio Reorganization

The purpose of this Supplement is to notify of a portfolio reorganization. At its meeting held from March 23-26, 2026, the Board of Trustees for the John Hancock Variable Insurance Trust (“JHVIT”) approved a plan of reorganization for vote by affected Contract Owners. If the plan for reorganization is approved by Contract Owners, the reorganization will occur at the close of business on or about October 30, 2026 (“Reorganization Date”).

For VENTURE® OPPORTUNITY A SHARE VARIABLE ANNUITY Contract only, the following change applies:

On the Reorganization Date, the following “Acquired Portfolios” will be reorganized into the “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
Managed Volatility Balanced Portfolio – Series I	Lifestyle Balanced Portfolio – Series I
Managed Volatility Conservative Portfolio – Series I	Lifestyle Conservative Portfolio – Series I
Managed Volatility Growth Portfolio – Series I	Lifestyle Growth Portfolio – Series I
Managed Volatility Moderate Portfolio – Series I	Lifestyle Moderate Portfolio – Series I

As a result, after October 30, 2026, the Variable Investment Options corresponding to Lifestyle Balanced Portfolio – Series I, Lifestyle Conservative Portfolio – Series I, Lifestyle Growth Portfolio – Series I, and Lifestyle Moderate Portfolio – Series I will replace the Variable Investment Options corresponding to Managed Volatility Balanced Portfolio – Series I, Managed Volatility Conservative Portfolio – Series I, Managed Volatility Growth Portfolio – Series I, and Managed Volatility Moderate Portfolio – Series I, respectively. After that date, you will no longer be able to allocate Contract Value or any Purchase Payments to the Managed Volatility – Series I Portfolios. Any Contract Value allocated to the Managed Volatility – Series I Portfolios will be allocated to the corresponding Lifestyle – Series I Portfolios.

For GIFL ROLLOVER VARIABLE ANNUITY, GIFL SELECT IRA ROLLOVER VARIABLE ANNUITY, VENTURE 4 VARIABLE ANNUITY, VENTURE 4 SERIES VARIABLE ANNUITY, VENTURE 7 SERIES VARIABLE ANNUITY, WEALTHMARK VARIABLE ANNUITY and WEALTHMARK ML3 VARIABLE ANNUITY Contracts, the following change applies:

On the Reorganization Date, the following “Acquired Portfolios” will be reorganized into the “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
Managed Volatility Balanced Portfolio – Series II	Lifestyle Balanced Portfolio – Series II
Managed Volatility Conservative Portfolio – Series II	Lifestyle Conservative Portfolio – Series II

Managed Volatility Growth Portfolio – Series II	Lifestyle Growth Portfolio – Series II
Managed Volatility Moderate Portfolio – Series II	Lifestyle Moderate Portfolio – Series II

Accordingly, after October 30, 2026, the Variable Investment Options corresponding to Lifestyle Balanced Portfolio – Series II, Lifestyle Conservative Portfolio – Series II, Lifestyle Growth Portfolio – Series II, and Lifestyle Moderate Portfolio – Series II will replace the Variable Investment Options corresponding to Managed Volatility Balanced Portfolio – Series II, Managed Volatility Conservative Portfolio – Series II, Managed Volatility Growth Portfolio – Series II, and Managed Volatility Moderate Portfolio – Series II, respectively. After that date, you will no longer be able to allocate Contract Value or any Purchase Payments to the Managed Volatility – Series II Portfolios. Any Contract Value allocated to the Managed Volatility – Series II Portfolios will be allocated to the corresponding Lifestyle – Series II Portfolios.

For VENTURE® VARIABLE ANNUITY, VENTURE III® VARIABLE ANNUITY, VENTURE VISION® VARIABLE ANNUITY, and VENTURE VANTAGE® VARIABLE ANNUITY Contracts, the following changes apply:

On the Reorganization Date, the following “Acquired Portfolios” will be reorganized into the “Acquiring Portfolios”:

Acquired Portfolio	Acquiring Portfolio
Managed Volatility Balanced Portfolio – Series I	Lifestyle Balanced Portfolio – Series I
Managed Volatility Balanced Portfolio – Series II	Lifestyle Balanced Portfolio – Series II
Managed Volatility Conservative Portfolio – Series I	Lifestyle Conservative Portfolio – Series I
Managed Volatility Conservative Portfolio – Series II	Lifestyle Conservative Portfolio – Series II
Managed Volatility Growth Portfolio – Series I	Lifestyle Growth Portfolio – Series I
Managed Volatility Growth Portfolio – Series II	Lifestyle Growth Portfolio – Series II
Managed Volatility Moderate Portfolio – Series I	Lifestyle Moderate Portfolio – Series I
Managed Volatility Moderate Portfolio – Series II	Lifestyle Moderate Portfolio – Series II

After October 30, 2026, the Variable Investment Options corresponding to Lifestyle Balanced Portfolio – Series I and Series II, Lifestyle Conservative Portfolio – Series I and Series II, Lifestyle Growth Portfolio – Series I and Series II, and Lifestyle Moderate Portfolio – Series I and Series II will replace the Variable Investment Options corresponding to Managed Volatility Balanced Portfolio – Series I and Series II, Managed Volatility Conservative Portfolio – Series I and Series II, Managed Volatility Growth Portfolio – Series I and Series II, and Managed Volatility Moderate Portfolio – Series I and Series II, respectively. After that date, you will no longer be able to allocate Contract Value or any Purchase Payments to the Managed Volatility – Series I and Series II Portfolios. Any Contract Value allocated to the Managed Volatility – Series I and Series II Portfolios will be allocated to the corresponding Lifestyle – Series I and Series II Portfolios, respectively.

Upon completion of the mergers, all references to the Managed Volatility Portfolios will be deleted from the Prospectus.

Please note the following information regarding the Reorganization:

●

For forty-five (45) days before the Reorganization Date, you may make a one-time transfer of any or all Contract Value allocated to the Acquired Portfolio to any other Variable Investment Option available under your Contract without the transfer counting against the monthly transfer limit.

●

For forty-five (45) days after the Reorganization Date, you may transfer any Contract Value allocated to the Acquiring Portfolio to any Variable Investment Option available under your Contract without the transfer counting against the monthly transfer limit.

●	A transfer request may be made through our website at johnhancock.com/annuities, by sending in a transfer request form, or by telephone at 800-344-1029.

●

The Acquiring Portfolio will replace the Acquired Portfolio in any standing allocation instructions that you have on file. If you are currently enrolled in a Dollar Cost Averaging or Asset Rebalancing Program and have designated an amount to be transferred monthly into the Acquired Portfolio, after the Reorganization Date, that amount that you have designated to the Acquired Portfolio will be transferred to the Acquiring Portfolio. You should work with your financial representative to determine if your existing allocation instructions should be changed before or after the Reorganization Date.

You should retain this Supplement for future reference.

Supplement dated August 24, 2026

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